Equity-based Compensation - Employee Equity-Based Compensation Pre-Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	$ 104,864	$ 104,540	$ 89,698
Cost of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	51,320	53,409	42,969
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	9,603	8,644	7,509
Selling, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	$ 43,941	$ 42,487	$ 39,220